STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
8.	STOCKHOLDERS’ EQUITY

Convertible Preferred Series A

5,000,000 shares of preferred stock were designated as new Series A Convertible Preferred Stock (“Series A”). The Series A is convertible to common shares on a six-for-one basis, is due dividends at $0.10 per share as authorized by the Board, has a liquidation value of $1.00 per share and has equivalent voting rights as common shares on a share for share basis. Once the Series A shares have been issued, they cannot be reissued. Effective September 17, 2012 the Board of Directors passed a resolution eliminating and discontinuing all Series A Convertible Preferred Series stock and required that all preferred stock shall be returned to the Company treasury. As of December 31, 2012, no shares of Series A Convertible Preferred Stock are issued nor outstanding.

Convertible Preferred Stock Series B

On February 3, 2004, the Board of Directors designated 30,000 shares of preferred stock as Series B Convertible Preferred Stock (“Series B”). The Series B is convertible to common shares on a one thousand-for-one ratio, is due dividends at $1 per share payable quarterly as authorized by the Board, and the dividends are cumulative. Series B has a liquidation value of $240 per share and has voting rights of one thousand votes per Series B share. Once the Series B shares have been issued, they cannot be reissued. Effective September 17, 2012 the Board of Directors passed a resolution eliminating and discontinuing all Series B Convertible Preferred Series stock and required that all preferred stock shall be returned to the Company treasury. As of December 31, 2012 and 2011, no shares of Series B Convertible Preferred Stock are issued nor outstanding.

Convertible Preferred Stock Series C

The Company authorized for issuance 10,000 shares of preferred stock, designated as Series C Preferred Stock (“Series C”), as the result of a previously negotiated investment plan with a specific investment group. The agreement was fulfilled in 2011 and the group no longer retains rights to the convertible preferred stock Series C. Effective September 17, 2012 the Board of Directors passed a resolution eliminating and discontinuing all Series C Convertible Preferred Series stock and required that all preferred stock shall be returned to the Company treasury. During 2012 and 2011, there were no shares of Series C convertible preferred stock issued and no shares were outstanding.

Common Stock Dividend Restrictions

As of December 31, 2012, there are no restrictions on common stock dividends. As of December 31, 2011, there was a restriction on the common stock dividends as any cumulative preferred stock dividends are required to be paid prior to any common stock dividends being paid. Also, at December 31, 2012, retained earnings were not restricted upon involuntary liquidation, however at December 31, 2011, retained earnings would be restricted upon an involuntary liquidation by the cumulative unpaid preferred dividends to the preferred stockholders and for the $1 per share Series A and $240 per share Series B liquidation preferences.

Common Stock Issuances

During 2011, the 1,667 issuable shares listed on the balance sheet as of December 31, 2010 were issued.

During 2011, two former employees completed cashless exercises of their options for which 269 shares of common stock were issued. The Company did not receive funds from these options exercises as they were cashless.

During 2011, 5,957 shares of common stock were issued pursuant to a consultant agreement for strategic investor marketing services. The shares were priced at $7.05 per share based on the ten day trailing average closing price at the time of the issuance in accordance with the agreement and a $42,000 consulting expense was recorded in relation to this transaction.

During 2011, a member of the Board of Directors exercised 23,333 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $7,000 from the exercise of these warrants.

During 2011, a beneficial owner of more than 5% of the outstanding common stock, exercised 10,000 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $3,000 from the exercise of these warrants.

During 2011, a beneficial owner of more than 10% of the outstanding common stock, exercised 133,333 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $40,000 from the exercise of these warrants.

During 2011, 5,000 shares of common stock were issued to a former consultant in consideration for the release of a claim on intellectual property with a fair value related expense of $19,500 recorded.

Effective February 17, 2012, the issued and outstanding shares of the Company’s $0.001 par value common stock were reverse split at a ratio of one for thirty (1:30) as a part of our plan to up-list our common stock on to the NASDAQ Stock Market. All fractional shares resulting from the reverse split were rounded up to the next full numbers. As a result of the rounding up effect, 97 additional shares of common stock were issued that are included in the S-1 registration statement. The company received no monetary consideration for these 97 shares.

During February 2012 our Form S-1 registration statement became effective that allowed us to sell 2,222,222 shares of common stock to our underwriter. We received $8,913,302 in net proceeds from this sale after related costs for this transaction.

Our Form S-1 registration statement included 333,333 shares of common stock that were sold in March 2012 to our underwriter pursuant to the over-allotment provision of our underwriting contract. We received $1,387,499 in net proceeds from this sale after related costs for this transaction.

Also in March 2012, pursuant to stock purchase agreement, we sold to seven investors a total of 570,000 shares of common stock at $4.50 per share. We received $2,253,008 in net proceeds from this sale after related costs for this transaction.

During March 2012, a beneficial owner of approximately 8%, exercised 10,071 warrants he previously received in relation to a note provided to the Company which has since been paid in full. The company received $3,021 from this transaction.

March 20, 2012, 15,000 shares of common stock were issued in consideration for strategic investor marketing services rendered for the benefit of the company. A $69,450 consulting expense was recorded in relation to this transaction based on the fair market value of the stock on the date of grant.

On each of April 5, May 7, June 6, July 2, August 1, September 7, October 1 and November 1, 2012, the company issued 13,500 shares of common stock to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company. A $569,970 consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the dates of the grants.

Between April 4-12, 2012, 57,000 shares of common stock were issued in relation to common stock bonuses granted to officers and employees. 50,750 of these common shares were issued to three officers with a fair value of $243,600 in accordance with their employment agreement bonus provisions. Two employees were awarded a total of 6,250 common shares with a fair value total of $30,000.

On April 12, 2012, a holder of 2,500 shares of convertible Series A preferred stock completed the conversion of those shares into common shares. At the same time, the holder also converted an accrued preferred stock dividend of $250 into common shares. For these conversions, the holder received 458 common shares based upon the conversion features of the convertible Series A preferred stock and accrued preferred stock dividends.

On May 4, 2012, a holder of 45,000 shares of convertible Series A preferred stock completed the conversion of those shares into common shares. At the same time, the holder also converted an accrued preferred stock dividend of $4,500 into common shares. For these conversions, the holder received 8,645 common shares based upon the conversion features of the convertible Series A preferred stock and accrued preferred stock dividends.

On May 30, 2012, a holder of 3,043 shares of convertible Series A preferred stock completed the conversion of those shares into common shares. At the same time, the holder also converted an accrued preferred stock dividend of $304 into common shares. For these conversions, the holder received 558 common shares based upon the conversion features of the convertible Series A preferred stock and accrued preferred stock dividends.

On June 21, 2012, 1,000 shares of common stock were issued to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company and a $6,450 consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the date of the grant.

On June 28 and 29, July 2, 3, 16 and 27, 2012, we sold 234,332 shares of common stock to nine investors at $4.50 per share pursuant to stock purchase agreements net proceeds of $975,455 after related costs for this transaction.

On September 7, 2012, 1,052 shares of common stock were issued as a royalty to James McKenzie, majority owner of CUI, Inc. prior to the May 2008 asset acquisition by CUI Global. The shares were valued at $6,638.

On September 27, 2012, 4,596 shares of common stock were issued to an employee as a bonus. These shares were expensed at a fair value of $25,000 as of the date of issuance.

On October 16, 2012, 2,500 shares of common stock were issued to a consultant in consideration for strategic investor marketing services rendered for the benefit of the company and a $12,825 consulting expense was recorded in relation to these issuances based on the fair market value of the stock on the date of the grant.

Non-Employee Stock Warrants

During 2012 and 2011, no warrants were issued by the Company.

A summary of the warrants issued to non-employees for services as of December 31, 2012 and 2011 and changes during the years is presented below:

	2012		2011
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Balance at beginning of period	10,071	$0.30	416,634	$3.58
Granted	-	$-	-	$-
Exercised	(10,071)	$0.30	(166,667)	$0.30
Forfeited (expired)	-	$-	(239,896)	$6.00
Balance at end of period	-	$-	10,071	$0.30
Warrants exercisable at end of period	-	$-	10,071	$0.30
Weighted average fair value of warrants granted during the period		$-		$-

During 2011, warrants to purchase 239,896 shares of common stock expired during the year and are recorded as forfeited in the table above.

The following table summarizes information about non-employee stock warrants outstanding and exercisable that were issued for services at December 31, 2012 and 2011:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$-	-	0.00 Years	$-	-	$-
	-	0.00 Years	$-	-	$-

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$0.30	10,071	0.62 Years	$0.30	10,071	$0.30
	10,071	0.62 Years	$0.30	10,071	$0.30

Employee Stock Options and Warrants

All options and warrants issued are presented at post reverse quantities.

On May 16, 2008 the Company’s Board of Directors adopted the Waytronx, Inc. 2008 Equity Incentive Plan (the “Equity Incentive Plan”) and authorized 1,500,000 shares of Common Stock to fund the Plan. At the 2008 Annual Meeting of Shareholders held on September 15, 2008, the Equity Incentive Plan was approved by the Company shareholders. At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000. All of these shares have been registered under Form S-8.

The 2008 Equity Incentive Plans is intended to: (a) provide incentive to employees of the Company and its affiliates to stimulate their efforts toward the continued success of the Company and to operate and manage the business in a manner that will provide for the long-term growth and profitability of the Company; (b) encourage stock ownership by employees, directors and independent contractors by providing them with a means to acquire a proprietary interest in the Company by acquiring shares of Stock or to receive compensation which is based upon appreciation in the value of Stock; and (c) provide a means of obtaining and rewarding employees, directors, independent contractors and advisors.

The 2008 Equity Incentive Plans provide for the issuance of incentive stock options (ISOs) and Non Statutory Options (NSOs) to employees, directors and independent contractors of the Company. The Board shall determine the exercise price per share in the case of an ISO at the time an option is granted and such price shall be not less than the fair market value or 110% of fair market value in the case of a ten percent or greater stockholder. In the case of an NSO, the exercise price shall not be less than the fair market value of one share of stock on the date the option is granted. Unless otherwise determined by the Board, ISOs and NSOs granted under the both plans have a maximum duration of 10 years.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies. The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the board. Pursuant to a January 8, 2009 board resolutionthe 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of $0.001 par value common stock. The Compensation Committee was appointed as the Plan Administrator to manage the plan. On October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive). On September 21, 2012, CUI Global authorized an additional 330,000 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders. The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted. Stock options granted under the 2009 Plan have a maximum duration of 10 years.

At December 31, 2012, there are 1,328,833 shares of common stock available under the 2008 Equity Incentive Stock Plan and 378,151 available under the 2009 Equity Incentive Plan (Executive).

During the years ended 2012 and 2011, the Company recorded compensation expense of $232,785 and $166,367, respectively, for stock options that the requisite service was performed during the year. The compensation expense is recorded over the vesting period based upon fair market value of the options using the Black Scholes option model in accordance with FASB ASC 718 as discussed in section Employee Stock Options and Warrants.

A summary of the warrants and options issued to employees and directors as of December 31, 2012 and 2011 and changes during the year are presented below:

	2012		2011
	Number of Warrants and Options	Weighted Average Exercise Price	Number of Warrants and Options	Weighted Average Exercise Price
Balance at beginning of period	259,299	$7.75	293,372	$7.45
Exercised	-	$-	(1,000)	$5.70
Expired	(3,000)	$5.33	(33,073)	$2.81
Forfeited	-	$-	-	$-
Granted	425,842	$5.68	-	$-
Balance at end of period	682,141	$6.47	259,299	$7.75
Exercisable	262,952	$7.31	201,790	$7.44

As of December 31, 2012 and 2011, there were 419,189 and 57,509, respectively, non-vested warrants and options issued to employees and directors.

The weighted average fair value of warrants and options granted during the periods are as follows:

	2012	2011
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$4.56 - $4.58	$-
Exercise price exceeded the market price	$6.00	$-

The fair value of warrants and options granted during 2012 was estimated on the dates of the grants using the following assumptions: dividend yield of 0%, expected volatilities of 84% - 91%, risk-free interest rates of 0.27%, and expected lives of 2 years. There were no warrants and options granted during 2011.

The following tables summarize information about employee stock warrants and options outstanding at December 31, 2012 and 2011:

Warrants and Options Outstanding December 31, 2012				Warrants and Options Exercisable December 31, 2012
Range of Exercise Price	Number Outstanding at December 31, 2012	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2012	Weighted Average Exercise Price
$4.56	84,675	1.15 Years	$4.56	-	$4.56
$4.58	10,167	0.14 Years	$4.58	10,167	$4.58
$5.70	39,750	0.37 Years	$5.70	39,750	$5.70
$6.00	330,000	4.70 Years	$6.00	27,500	$6.00
$7.50	124,573	1.10 Years	$7.50	124,573	$7.50
$9.00	92,976	1.06 Years	$9.00	60,962	$9.00
	682,141	8.52 Years	$6.47	262,952	$7.31

Warrants and Options Outstanding December 31, 2011				Warrants and Options Exercisable December 31, 2011
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$5.70	41,750	1.17 Years	$5.70	41,750	$5.70
$7.50	124,573	3.37 Years	$7.50	117,372	$7.50
$9.00	92,976	3.15 Years	$9.00	42,668	$9.00
	259,299	7.69 Years	$7.75	201,790	$7.44